INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES

NOTE 11—INCOME TAXES

Allocation of income tax expense between current and deferred portions consists of the following for:

	December 31,
	2014	2013
	(dollars in thousands)
Current
Federal income tax	$3,122	$3,325
State income tax	831	883

Total current	3,953	4,208
Deferred income tax expense (benefit)	731	(68)

Total	$4,684	$4,140

The reasons for the difference between income tax expense and the amount computed by applying the statutory tax rates to income before taxes are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Statutory federal tax rate	34%	34%

Income tax at statutory federal rate	$4,384	$3,792
Increase (reduction) resulting from:
State income taxes, net of federal income tax benefit	662	583
Tax exempt interest	(174)	(217)
Increase in cash surrender value	(97)	(101)
Other	(91)	83

Income tax expense	$4,684	$4,140

Effective tax rate	36%	37%

The components of the net deferred tax asset are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Deferred tax assets:
Management salary continuation accrued	$724	$647
Allowance for loan losses	4,172	3,781
Deferred compensation	302	384
Interest on nonaccrual loans	104	42
Other real estate owned	711	1,804
Available for sale investment securities	—	20
Other	285	161

Total deferred tax assets	6,298	6,839
Deferred tax liabilities:
Loan servicing rights	3,048	2,962
Depreciation and amortization	446	268
FHLB stock dividend	106	106
Available for sale investment securities	250	—
Other	127	180

Total deferred tax liabilities	3,977	3,516

Net deferred tax asset	$2,321	$3,323